Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2011 segment	Dec. 31, 2011 Pharmacy Services Segment D pharmacy condition state	Dec. 31, 2011 Pharmacy Services Segment Net revenues CMS	Dec. 31, 2010 Pharmacy Services Segment Net revenues CMS	Dec. 31, 2009 Pharmacy Services Segment Net revenues CMS	Dec. 31, 2011 Pharmacy Services Segment Specialty stores pharmacy	Dec. 31, 2011 Pharmacy Services Segment Specialty mail order pharmacy	Dec. 31, 2011 Pharmacy Services Segment Mail service pharmacy	Dec. 31, 2011 Retail Pharmacy Segment state drugstore	Dec. 31, 2011 Retail Pharmacy Segment MinuteClinic within CVS Pharmacy Stores drugstore	Dec. 31, 2011 Retail Pharmacy Segment MinuteClinic drugstore	Dec. 31, 2011 Retail Pharmacy Segment CVS/pharmacy drugstore
Significant Accounting Policies
Number of segments	3
Segment reporting information
Number of pharmacies		65,000				31	12	4
Number of conditions for integrated disease management		28
Number of states pharmacies operated		22							41
Number of drugstores									7,327	648	657	7,271
Revenue recognition
Percentage of consolidated net revenues			3.10%	2.60%	3.50%
Cost of Revenue
Number of days from end of each completed quarter within which rebates are calculated and billed to manufacturers		30